Related Party Transactions and Gain on Settlement	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 5 – Related Party Transactions and Gain on Settlement

Shareholder

The Company did not have notes payable to related parties as of January 31, 2012 and July 31, 2011, respectively.

Litigation settlement

The Company had an ongoing litigation over accounts receivable and payable with Ambeon Corporation, a related party by virtue of common ownership. The dispute started in 2004 and was settled in favor of the Company under the Shih Lin District Court of Taiwan on August 20, 2008. The Company agreed to pay a sum of $560,000 and the remaining disputed payable balances were decreased in favor of the Company, and settlement income of $843,572 was realized in year 2008. As of January 31, 2012, the Company has paid $475,000 towards the settlement. The remaining minimum payments due under the settlement are as follows:

Year Ending July 31:
2012	30,000
2013	55,000

Total	$85,000

NOTE 6 – Related Party Transactions and Gain on Settlement

Shareholder

The Company did not have notes payable to related parties as of July 31, 2011, and had two notes payable to related parties of $70,000 and $30,000 as of July 31, 2010.

	July 31, 2011	July 31, 2010
Note payable to a shareholder, bearing interest at 10% per annum. The note was repaid to shareholder February 2011.	$-	$30,000

Note payable to an employee, bearing interest at 10% per annum. The note was repaid to employee June 2011.	-	70,000

Total	$-	$100,000

Litigation settlement

The Company had an ongoing litigation over accounts receivable and payable with Ambeon Corporation, a related party by virtue of common ownership. The dispute started in 2004 and was settled in favor of the Company under the Shih Lin District Court of Taiwan on August 20, 2008. The Company agreed to pay a sum of $560,000 and the remaining disputed payable balances were decreased in favor of the Company, and settlement income of $843,572 was realized in year 2008. As of July 31, 2011, the company has paid $445,000 towards the settlement.  The remaining minimum payments due under the settlement are as follows:

Year Ending July 31:
2012	60,000
2013	55,000

Total	$115,000